UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Grand Jean Capital Management, Inc.

Address:   One Market - Steuart Tower
           Suite 2600
           San Francisco, CA 94105


Form 13F File Number: 28-11164


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Crystal Smolinski
Title:  Chief Compliance Officer
Phone:  415-512-8512

Signature,  Place,  and  Date  of  Signing:

/s/ Crystal Smolinski              San Francisco, CA                  2/9/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              48

Form 13F Information Table Value Total:  $      624,748
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Abbott Labs                     COM            002824100      761   14,100 SH       SOLE                 14,100      0    0
Adobe Systems Inc               COM            00724F101      294    8,000 SH       SOLE                  8,000      0    0
Allstate Corporation            COM            020002101      300   10,000 SH       SOLE                 10,000      0    0
American Tower Corp             COM            029912201   10,841  250,889 SH       SOLE                250,889      0    0
Amgen Incorporated              COM            031162100    1,315   23,240 SH       SOLE                 23,240      0    0
Arch Capital                    COM            G0450A105   12,793  178,800 SH       SOLE                178,800      0    0
Berkshire Hathaway B            CL B           84670207    11,508    3,502 SH       SOLE                  3,502      0    0
Betawave Corp                   COM            08660F100       18  125,000 SH       SOLE                125,000      0    0
BP Plc                          SPONSORED ADR  055622104      275    4,746 SH       SOLE                  4,746      0    0
Brookdale Senior Living         COM            112463104    3,817  209,847 SH       SOLE                209,847      0    0
Burlington Northern Santa Fe    COM            12189T104    5,697   57,764 SH       SOLE                 57,764      0    0
Chevrontexaco Corp              COM            166764100      244    3,171 SH       SOLE                  3,171      0    0
Cisco Systems Inc               COM            17245R102      707   29,550 SH       SOLE                 29,550      0    0
Citigroup Inc                   COM            172967101      298   90,000 SH       SOLE                 90,000      0    0
Comcast Corp (New) Class A      CL A           20030N101    3,201  189,870 SH       SOLE                189,870      0    0
Comcast Corp Cl A Special New   CL A           20030N200      497   31,035 SH       SOLE                 31,035      0    0
Covanta Holding Corp            COM            2228E102     5,529  305,641 SH       SOLE                305,641      0    0
Crown Holdings Inc              COM            228368106    8,951  349,914 SH       SOLE                349,914      0    0
Daimler A G                     REG SHS        D1668R123      453    8,500 SH       SOLE                  8,500      0    0
Deutsche Bank New               NAMEN AKT      D18190898      355    5,000 SH       SOLE                  5,000      0    0
Ebay Inc                        COM            278642103      235   10,000 SH       SOLE                 10,000      0    0
Emerson Electric Co             COM            921011104    8,721  204,715 SH       SOLE                204,715      0    0
Enterprise Prod Partners Inc    COM            293792107    3,846  122,446 SH       SOLE                122,446      0    0
Exxon Mobil Corp                COM            30231G102    1,349   19,778 SH       SOLE                 19,778      0    0
Gilead Sciences Inc             COM            375558103    1,553   35,896 SH       SOLE                 35,896      0    0
Google                          COM            38259P508    8,357   13,479 SH       SOLE                 13,479      0    0
Illinois Tool Works             COM            452308109    7,786  162,240 SH       SOLE                162,240      0    0
International Business Machines COM            459200101      371    2,831 SH       SOLE                  2,831      0    0
Johnson & Johnson Common        COM            478160104      889   13,809 SH       SOLE                 13,809      0    0
JP Morgan Chase                 COM            46625H100   12,098  290,333 SH       SOLE                290,333      0    0
Kraft Foods Inc                 COM            50075N104    6,403  235,572 SH       SOLE                235,572      0    0
Legacy Reserves Lp              UNIT LP INT    524707304    2,293  116,550 SH       SOLE                116,550      0    0
Loews Corporation               COM            540424108      327    9,000 SH       SOLE                  9,000      0    0
Martin Marietta Matrls          COM            573284106      887    9,925 SH       SOLE                  9,925      0    0
McDonalds Corp                  COM            580135101   10,831  173,458 SH       SOLE                173,458      0    0
Microsoft Inc                   COM            594918104    7,382  242,188 SH       SOLE                242,188      0    0
Monsanto Co                     COM            61166W101    2,990   36,571 SH       SOLE                 36,571      0    0
Northern Trust Corp             COM            665859104    3,900   74,427 SH       SOLE                 74,427      0    0
Oracle Corp                     COM            68389X105    5,312  216,545 SH       SOLE                216,545      0    0
Pepsico Inc                     COM            713448108   16,046  263,921 SH       SOLE                263,921      0    0
Plains All American Pipel       COM            726503105    2,979   56,361 SH       SOLE                 56,361      0    0
Procter & Gamble                COM            742718109   10,855  179,042 SH       SOLE                179,042      0    0
Qualcomm                        COM            747525103    8,672  187,468 SH       SOLE                187,468      0    0
Schlumberger                    COM            806857108   12,639  194,182 SH       SOLE                194,182      0    0
Washington Post Co Cl B         CL B           939640108    3,689    8,391 SH       SOLE                  8,391      0    0
Wave Systems Corp Cl A new      CL A           943526301       14   10,000 SH       SOLE                 10,000      0    0
Wells Fargo & Co New Del        COM            949746101      295   10,925 SH       SOLE                 10,925      0    0
Willis Lease Finance Corp       COM            970646105  416,175   27,745 SH       SOLE                 27,745      0    0


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